Financial Instruments (Details 1) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Other financial liabilities at amortized cost:	$ 4,332	$ 2,193
Trade payable [Member]
Disclosure of detailed information about financial instruments [line items]
Other financial liabilities at amortized cost:	2,156	1,071
Other account payable [Member]
Disclosure of detailed information about financial instruments [line items]
Other financial liabilities at amortized cost:	610	1,122
Warrants exercisable into shares [Member]
Disclosure of detailed information about financial instruments [line items]
Other financial liabilities at amortized cost:	$ 1,566